Stock-based Compensation (Details) - Stock Option Activity - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding	750	792
Options, Granted	734	284
Options, Forfeited	(214)	(113)
Options, Cancelled	(25)	(208)
Options, Exercised		(5)
Options, Outstanding	1,245	750
Options, Exercisable	543
Weighted-Average Exercise Price, Outstanding	$ 4.74	$ 6.06
Weighted Average Exercise Price, Granted	2.26	1.88
Weighted Average Exercise Price, Forfeited	2.13	2.88
Weighted Average Exercise Price, Cancelled	6.34	6.99
Weighted Average Exercise Price, Exercised		0.93
Weighted-Average Exercise Price, Outstanding	3.69	$ 4.74
Weighted-Average Exercise Price, Exercisable	$ 5.51